CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 398,672	$ 288,844	$ (10,525)
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	(149)	32
Change in fair value of interest rate swap agreements		6,111	17,657
Change in fair value of forward exchange rate contracts	99	39
Reclassification to earnings upon discontinuance of hedge accounting		4,310
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)
Other comprehensive (loss) income	(23)	10,311	17,689
Total comprehensive income	398,649	299,155	7,164
Comprehensive loss attributable to noncontrolling interests	18,540	5,812
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	417,189	304,967	7,164
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	417,203	294,656	(10,525)
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	(149)	32
Change in fair value of interest rate swap agreements		6,111	17,657
Change in fair value of forward exchange rate contracts	99	39
Reclassification to earnings upon discontinuance of hedge accounting		4,310
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)
Other comprehensive (loss) income	(23)	10,311	17,689
Total comprehensive income	417,180	304,967	7,164
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	417,180	304,967	7,164
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	481,857	332,011	(7,852)
Other comprehensive (loss) income:
Change in fair value of interest rate swap agreements		6,111	17,657
Reclassification to earnings upon discontinuance of hedge accounting		4,310
Other comprehensive (loss) income		10,421	17,657
Total comprehensive income	481,857	342,432	9,805
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	481,857	342,432
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	485,281	331,885	(7,737)
Other comprehensive (loss) income:
Change in fair value of interest rate swap agreements		6,111	17,657
Reclassification to earnings upon discontinuance of hedge accounting		4,310
Other comprehensive (loss) income		10,421	17,657
Total comprehensive income	485,281	342,306	9,920
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	485,281	342,306
Non-guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(58,597)	(16,364)	2,161
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	(149)	32
Other comprehensive (loss) income	16	(149)	32
Total comprehensive income	(58,581)	(16,513)	2,193
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	(58,581)	(16,513)
Elimination [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(927,072)	(653,344)	13,428
Other comprehensive (loss) income:
Foreign currency translation adjustment	(16)	149	(32)
Change in fair value of interest rate swap agreements		(12,222)	(35,314)
Reclassification to earnings upon discontinuance of hedge accounting		(8,620)
Other comprehensive (loss) income	(16)	(20,693)	(35,346)
Total comprehensive income	(927,088)	(674,037)	(21,918)
Comprehensive loss attributable to noncontrolling interests	18,540	5,812
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$ (908,548)	$ (668,225)